GMO International Developed Equity Allocation Fund
GMO INTERNATIONAL DEVELOPED EQUITY ALLOCATION FUND (formerly known as GMO International Opportunities Equity Allocation Fund)
Investment objective
Total return greater than that of its benchmark, the MSCI EAFE Index.
Fees and expenses
The tables below describe the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder fees (fees paid directly from your investment)
Shareholder Fees	GMO International Developed Equity Allocation Fund Class III
Purchase premium (as a percentage of amount invested)	0.08%
Redemption fee (as a percentage of amount redeemed)	0.08%

Annual Fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses		GMO International Developed Equity Allocation Fund Class III
Management fee		none
Shareholder service fee		none
Other expenses		0.01%
Acquired fund fees and expenses (underlying fund expenses)	[1]	0.66%
Total annual operating expenses		0.67%
Expense reimbursement	[2]	(0.01%)
Total annual operating expenses	[3]	0.66%
[1]	These indirect expenses include, to the extent applicable, purchase premiums and redemption fees ("transaction fees") charged by certain underlying funds. Net fees and expenses of underlying funds (before addition of transaction fees) and indirect transaction fees were approximately 0.60% and 0.06%, respectively.
[2]	Grantham, Mayo, Van Otterloo & Co. LLC (“GMO”) has contractually agreed to reimburse the Fund for the following expenses: audit expenses, fund accounting expenses, pricing service expenses, expenses of non-investment related tax services, transfer agency expenses, expenses of non-investment related legal services provided to the Fund by or at the direction of GMO, federal securities law filing expenses, printing expenses, state and federal registration fees and custody expenses. This reimbursement will continue through at least June 30, 2015, and may not be terminated prior to this date without the action or consent of the Fund’s Board of Trustees.
[3]	after expense reimbursement (Fund and underlying fund expenses)

Example
This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same as those shown in the table. The one year amounts shown reflect the expense reimbursement noted in the expense table. Although your actual costs may be higher or lower, based on these assumptions your costs would be:
If you sell your shares
Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
GMO International Developed Equity Allocation Fund Class III	84	241	412	908

If you do not sell your shares
Expense Example, No Redemption (USD $)	1 Year	3 Years	5 Years	10 Years
GMO International Developed Equity Allocation Fund Class III	75	232	402	896

Portfolio turnover
The Fund pays transaction costs, such as commissions, when it buys and sells securities. A higher portfolio turnover rate may result in higher transaction costs and, when Fund shares are held in a taxable account, higher taxes. These costs, which are not reflected in Annual Fund operating expenses or in the Example, affect the Fund’s performance. During its fiscal year ended February 28, 2014, the Fund’s portfolio turnover rate (excluding short-term investments) was 52% of the average value of its portfolio.
Principal investment strategies
The Fund is a fund of funds and invests primarily in shares of the Equity Funds, Alpha Only Fund and Risk Premium Fund (collectively, the “underlying Funds”) (see “Additional Information About the Funds’ Investment Strategies, Risks, and Expenses — Asset Allocation Funds”). The Fund also may invest in securities and derivatives directly.

GMO uses its multi-year forecasts of returns among asset classes, together with its assessment of the risk of such asset classes, to build a portfolio that primarily invests in equities traded in non-U.S. markets. An important component of those forecasts is the expectation that valuations ultimately revert to their historical mean (average). GMO changes the Fund’s holdings of the underlying Funds in response to changes in its investment outlook and market valuations and may use redemptions or purchases of Fund shares to rebalance the Fund’s investments. The factors considered and investment methods used by GMO can change over time.

Under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equities (see “Name Policies”). In addition, under normal circumstances, the Fund invests (including through investment in the underlying Funds) at least 80% of its assets in equities tied economically to developed markets (see “Name Policies”). The Fund also may invest in equities in emerging markets, but those investments typically will represent 10% or less of the Fund’s net assets measured at the time of purchase. The term “equities” refers to direct and indirect (e.g., through the underlying Funds) investments in common and preferred stocks and other stock-related securities, such as convertible securities, depositary receipts, and exchange-traded equity real estate investment trusts (REITs) and income trusts. The term “developed markets” means those countries included in the MSCI World Index, a global developed markets equity index, and countries with similar characteristics (e.g., countries that have sustained economic development, sufficient liquidity for listed companies and accessible markets).

The Fund also may invest in U.S. Treasury Fund and money market funds that are unaffiliated with GMO.
Principal risks of investing in the Fund
The value of the Fund’s shares changes with the value of the Fund’s investments. Many factors can affect this value, and you may lose money by investing in the Fund. References to investments include those held directly by the Fund and indirectly through the Fund’s investments in the underlying Funds. Some of the underlying Funds are non-diversified investment companies under the Investment Company Act of 1940, as amended, and therefore a decline in the market price of a particular security held by those underlying Funds may affect their performance more than if they were diversified investment companies. The principal risks of investing in the Fund are summarized below. For a more complete discussion of these risks, including those risks to which the Fund is exposed as a result of its investments in the underlying Funds, see “Description of Principal Risks.”
  Market Risk – Equities – The market prices of equities may decline due to factors affecting the issuing companies, their industries, or the economy and equity markets generally. If an underlying Fund purchases equities for less than their value as determined by GMO, the Fund runs the risk that the market prices of these equities will not appreciate or will decline for a variety of reasons, one of which may be GMO’s overestimation of those investments. An underlying Fund also may purchase equities that typically trade at higher multiples of current earnings than other securities, and the market prices of these equities often are more sensitive to changes in future earnings expectations than the market prices of equities trading at lower multiples. Declines in stock market prices generally are likely to reduce the net asset value of the Fund’s shares.
  Non-U.S. Investment Risk – The market prices of many non-U.S. securities fluctuate more than those of U.S. securities. Many non-U.S. markets are less stable, smaller, less liquid, and less regulated than U.S. markets, and the cost of trading in those markets often is higher than in U.S. markets. Non-U.S. portfolio transactions generally involve higher commission rates, transfer taxes, and custodial costs than similar transactions in the United States. In addition, the Fund and/or its shareholders may be subject to non-U.S. taxes, including potentially on a retroactive basis, on (i) capital gains it realizes or dividends or interest it receives on non-U.S. investments, (ii) transactions in those investments, and (iii) the repatriation of proceeds generated from the sale or other disposition of those investments. Also, many non-U.S. markets require a license for the Fund to invest directly in those markets, and the Fund is subject to the risk that it could not invest if its license were terminated or suspended. In some non-U.S. markets, prevailing custody and trade settlement practices (e.g., the requirement to pay for securities prior to receipt) expose the Fund to credit and other risks with respect to brokers, custodians, clearing banks or other clearing agents, escrow agents and issuers. Further, adverse changes in investment regulations, capital requirements or exchange controls could adversely affect the value of the Fund’s investments. These and other risks (e.g., nationalization, expropriation or other confiscation of assets of non-U.S. issuers) tend to be greater for investments in companies tied economically to emerging countries, the economies of which tend to be more volatile than the economies of developed countries.
  Management and Operational Risk – The Fund runs the risk that GMO’s investment techniques will fail to produce desired results. GMO often uses quantitative analyses and models as part of its investment process, and any imperfections, errors, or limitations in those analyses and models could affect the Fund’s performance. By necessity, these analyses and models make simplifying assumptions that limit their efficacy. Models that appear to explain prior market data can fail to predict future market events. Further, the data used in models may be inaccurate and may not include the most recent information about a company or a security. The Fund also runs the risk that GMO’s assessment of an investment may be wrong or that deficiencies in GMO’s or another service provider’s internal systems or controls will cause losses for the Fund or impair Fund operations.
  Currency Risk – Fluctuations in exchange rates can adversely affect the market value of foreign currency holdings and investments denominated in foreign currencies.
  Illiquidity Risk – Low trading volume, lack of a market maker, large position size, or legal restrictions may limit or prevent the Fund or an underlying Fund from selling particular securities or closing derivative positions at desirable prices.
  Derivatives Risk – The use of derivatives involves the risk that their value may not move as expected relative to changes in the value of the underlying assets, rates, or indices. Derivatives also present other risks, including market risk, illiquidity risk, currency risk, credit risk, and counterparty risk. The market price of written options will be affected by many factors, including changes in the market price or dividend rates of underlying securities (or in the case of indices, the securities comprising such indices); changes in interest rates or exchange rates; changes in the actual or perceived volatility of the relevant stock market and underlying securities; and the time remaining before an option’s expiration. In addition, the risks of loss associated with derivatives that provide short investment exposure and short sales of securities are theoretically unlimited.
  Fund of Funds Risk – The Fund is indirectly exposed to all of the risks of an investment in the underlying Funds in which it invests, including the risk that those underlying Funds will not perform as expected. Because the Fund bears the fees and expenses of the underlying Funds in which it invests, a reallocation of the Fund’s investments to underlying Funds with higher fees or expenses will increase the Fund’s total expenses. The fees and expenses associated with an investment in the Fund are less predictable than those associated with an investment in funds that charge a fixed management fee.
  Smaller Company Risk – Smaller companies may have limited product lines, markets, or financial resources, may lack the competitive strength of larger companies, may have inexperienced managers or depend on a few key employees. The securities of companies with smaller market capitalizations often are less widely held and trade less frequently and in lesser quantities, and their market prices often fluctuate more, than the securities of companies with larger market capitalizations.
  Leveraging Risk – The use of reverse repurchase agreements and other derivatives and securities lending creates leverage. Leverage increases the Fund’s losses when the value of its investments (including derivatives) declines.
  Counterparty Risk – The Fund runs the risk that the counterparty to a derivatives contract, a clearing member used by the Fund to hold a cleared derivatives contract, or a borrower of the Fund’s securities will be unable or unwilling to make timely settlement payments, return the Fund’s margin or otherwise honor its obligations.
  Market Disruption and Geopolitical Risk – Geopolitical and other events may disrupt securities markets and adversely affect global economies and markets. Those events, as well as other changes in non-U.S. and U.S. economic and political conditions, could adversely affect the value of the Fund’s investments.
  Market Risk – Fixed Income Investments – The market price of a fixed income investment can decline due to a number of market-related factors, including rising interest rates and widening credit spreads, or decreased liquidity stemming from the market’s uncertainty about the value of a fixed income investment (or class of fixed income investments).
  Market Risk – Asset-Backed Securities – The market price of fixed income investments with complex structures, such as asset-backed securities, can decline due to a number of factors, including market uncertainty about their credit quality and the reliability of their payment streams. Payment streams associated with asset-backed securities held by the Fund depend on many factors (e.g., the cash flow generated by the assets backing the securities, the deal structure, the credit worthiness of any credit-support provider, and the reliability of various other service providers with access to the payment stream), and a problem in any one of these areas can lead to a reduction in the payment stream GMO expected the Fund to receive at the time the Fund purchased the asset-backed security.
  Credit Risk – The Fund runs the risk that the issuer or guarantor of a fixed income investment or the obligor of an obligation underlying an asset-backed security will be unable or unwilling to satisfy its obligation to pay principal and interest or otherwise to honor its obligations in a timely manner. The market price of a fixed income investment will normally decline as a result of the issuer’s, guarantor’s, or obligor’s failure to meet its payment obligations. Below investment grade securities have speculative characteristics, and changes in economic conditions or other circumstances are more likely to impair the capacity of issuers of those securities to make principal and interest payments than is the case with issuers of investment grade securities.
  Focused Investment Risk – Focusing investments in countries, regions, sectors, companies, or industries that are subject to the same or similar risk factors creates more risk than if the Fund’s investments were more diversified.
  Large Shareholder Risk – To the extent that a large number of shares of the Fund is held by a single shareholder (e.g., an institutional investor), the Fund is subject to the risk that a redemption by that shareholder of all or a large portion of its Fund shares will disrupt the Fund’s operations.

Performance
The bar chart and table below provide some indication of the risks of investing in the Fund by showing changes in the Fund’s annual total returns from year to year for the periods indicated and by comparing the Fund’s average annual total returns for different calendar periods with those of a broad-based index. Purchase premiums and redemption fees are not reflected in the bar chart, but are reflected in the table; as a result, the returns in the table are lower than the returns in the bar chart. Returns in the table reflect current purchase premiums and redemption fees. After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. After-tax returns shown are not relevant if you are tax-exempt or if you hold your Fund shares through tax-deferred arrangements (such as a 401(k) plan or individual retirement account). Updated performance information for the Fund is available at www.gmo.com. Past performance (before and after taxes) is not an indication of future performance.
Annual Total Returns/Class III Shares Years Ending December 31

Highest Quarter: 19.55% (2Q2009) Lowest Quarter: – 18.80% (3Q2008) Year-to-Date (as of 3/31/14): 3.21%
Average Annual Total Returns Periods Ending December 31, 2013
Average Annual Total Returns GMO International Developed Equity Allocation Fund	1 Year	5 Years	10 Years	Incept.	Inception Date
Class III	24.05%	11.81%		4.50%	Jun. 05, 2006
Class III Return After Taxes on Distributions	23.08%	11.30%		3.34%	Jun. 05, 2006
Class III Return After Taxes on Distributions and Sale of Fund Shares	14.34%	9.52%		3.60%	Jun. 05, 2006
MSCI EAFE Index (returns reflect no deduction for fees or expenses, but are net of withholding tax on dividend reinvestments)	22.78%	12.44%		3.35%	Jun. 05, 2006